Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net	6 Months Ended
Jun. 30, 2015
Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net:
 7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment, net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
Vessels:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$2,873,951	$(732,334)	$2,141,617
Vessel transfer to held for sale	(530,640)	-	(530,640)
Impairment loss	(274,205)	133,637	(140,568)
Depreciation	-	(54,184)	(54,184)
Balance, June 30, 2015	$2,069,106	$(652,881)	$1,416,225

On March 30, 2015, the Board of Directors of the Company approved the entering into firm sales agreements with entities controlled by the Company's Chairman and Chief Executive Officer, Mr. George Economou, to sell its four Suezmax tankers, Vilamoura, Lipari, Petalidi and Bordeira, for an en-bloc sales price of $245,000. In addition, it has entered into agreements with entities controlled by Mr. George Economou to potentially sell its six Aframax tankers, Belmar, Calida, Alicante, Mareta, Saga and Daytona, for an en-bloc sales price of $291,000, as long as they confirm their unconditional acceptance by June 30, 2015. On April 30, 2015 the Company concluded ten Memoranda of Agreement for an agreed sales price of $536,000. The Company has classified the vessels as "held for sale" in the accompanying June 30, 2015, consolidated balance sheet, as all criteria required for their classification as "Vessels held for sale" were met and an impairment loss of $56,631 was recognized as a result of the reduction of the vessels' carrying amount to their fair value less cost to sell. On May 6, 2015 and under the terms of the agreements, the purchasers paid $49,000 representing the upfront 20% for the four Suezmax tankers to the Company. On June 30, 2015, the purchasers have exercised their unconditional acceptance to acquire the Company's six Aframax tankers Belmar, Calida, Alicante, Mareta, Saga and Daytona.  On July 8, 2015 and under the terms of the agreements, the purchasers paid $58,200 representing the upfront 20% for the four Aframax tankers to the Company. On July 16, 2015, July 21, 2015, July 24, 2015 and July 27, 2015 the three Suezmax tankers Petalidi, Bordeira, Lipari and the Aframax tanker Belmar, respectively were delivered to their new owners.
The impairment review performed for the six month period ended June 30, 2015, indicated that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $83,937, which was included in the accompanying consolidated statement of operations for the six month period ended June 30, 2015 (Note 11).
On August 6, 2015 and August 7, 2015, the Aframax tankers Saga and Mareta , respectively were delivered to their new owners.
Drilling rigs, drillships, machinery and equipment:
Ocean Rig
From June 8, 2015, Ocean Rig has been considered as an affiliate entity and not as a controlled subsidiary of the Company. As a result, Ocean Rig has been accounted for under the equity method, and its drilling rigs, drillships, machinery and equipment are not consolidated in the Company's balance sheet as of June 30, 2015 and, consequently, additional disclosures for Ocean Rig's fixed assets for 2015 have not been included.

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747
Additions	806,353	-	806,353
Depreciation	-	(154,481)	(154,481)
Deconsolidation of Ocean Rig	(8,199,526)	1,287,907	(6,911,619)
Balance June 30, 2015	$-	$-	$-

As of June 30, 2015, all of the Company's operating vessels have been pledged as collateral to secure the bank loans (Note 10).